Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2021
Land Use Rights [Abstract]
Schedule of land use rights

Land use rights consisted of the following:

	As of December 31,
	2020	2021
Cost:
Land use rights	47,334,839	47,334,839
Less: Accumulated amortization	(9,614,364)	(10,567,510)
Land use rights, net	37,720,475	36,767,329